Related-party Transactions - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	₨ 371.8	₨ 497.5
Managing director and chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	73.3	₨ 273.8
Executive Directors [members]
Related party transaction [line items]
Managerial remuneration	₨ 33.4